Other disclosures - Credit Risk - Movement in loans and advances at amortised cost (Narrative) (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Financial guarantee contracts [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Post write-off recoveries		£ 1
Net release in ECL		279
Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs		643	£ 627
Post write-off recoveries		1	47
Net write-offs		642	£ 580
Financial assets	[1]	150,203		£ 141,636
Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		105,354		127,853
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		42,229		11,581
Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,620		2,202
Financial assets at amortised cost [member] | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	11,275		10,986
Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		9,658		9,588
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		825		634
Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		792		764
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	26,019		33,503
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		20,203		29,179
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5,291		3,666
Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		525		658
Financial assets at amortised cost [member] | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	112,909		97,147
Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		75,493		89,086
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		36,113		7,281
Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		1,303		780
Gross exposure [member] | Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		187,100		125,500
Gross exposure [member] | Other financial assets subject to impairment [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		181,700		124,700
Gross exposure [member] | Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		115		10
Gross exposure [member] | Financial assets at fair value through other comprehensive income [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5,300		800
Gross exposure [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	155,760		145,332
Gross exposure [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		106,028		128,345
Gross exposure [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		44,393		12,639
Gross exposure [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		5,339		4,348
Gross exposure [member] | Financial assets at amortised cost [member] | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	7
Financial assets	[1]	11,691		11,334
Gross exposure [member] | Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		9,670		9,604
Gross exposure [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		879		674
Gross exposure [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	7
Financial assets		1,142		1,056
Gross exposure [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	556
Financial assets	[1]	29,326		36,120
Gross exposure [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		20,659		29,541
Gross exposure [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		6,631		4,450
Gross exposure [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	556
Financial assets		2,036		2,129
Gross exposure [member] | Financial assets at amortised cost [member] | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	80
Financial assets	[1]	114,743		97,878
Gross exposure [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		75,699		89,200
Gross exposure [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		36,883		7,515
Gross exposure [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	80
Financial assets		2,161		1,163
ECL [member] | Other financial assets subject to impairment [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		168		22
ECL [member] | Other financial assets subject to impairment [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		33		10
ECL [member] | Other financial assets subject to impairment [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		115		10
ECL [member] | Financial assets at fair value through other comprehensive income [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		20		2
ECL [member] | Financial assets at amortised cost [member] | Loans and advances [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	[1]	5,557		3,696
ECL [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		674		492
ECL [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,164		1,058
ECL [member] | Financial assets at amortised cost [member] | Loans and advances [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets		2,719		2,146
ECL [member] | Financial assets at amortised cost [member] | Home loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	7
Financial assets	[1]	416		348
ECL [member] | Financial assets at amortised cost [member] | Home loans [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		12		16
ECL [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		54		40
ECL [member] | Financial assets at amortised cost [member] | Home loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	7
Financial assets		350		292
ECL [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	556
Financial assets	[1]	3,307		2,617
ECL [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		456		362
ECL [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		1,340		784
ECL [member] | Financial assets at amortised cost [member] | Credit cards, unsecured and other retail lending [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	556
Financial assets		1,511		1,471
ECL [member] | Financial assets at amortised cost [member] | Wholesale loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	80
Financial assets	[1]	1,834		731
ECL [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		206		114
ECL [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	0
Financial assets		770		234
ECL [member] | Financial assets at amortised cost [member] | Wholesale loans [member] | Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross write-offs	[2]	80
Financial assets		£ 858		£ 383

[1]

Other financial assets subject to impairment ex cluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £ 187.1 bn (December 2019: £ 125.5 bn) and impairment allowance of £ 168 m (December 2019: £ 22 m). This compri ses £ 33 m (December 2019: £ 10 m) ECL on £ 181.7 bn (December 2019: £ 124.7 bn) Stage 1 assets, £ 20 m ( December 201 9 : £ 2 m) on £ 5.3 bn (December 2019: £ 0.8 bn) Stage 2 fair value through other comprehensive income assets and £ 115 m (December 2019: £ 10 m) on £ 115 m (December 2019: £ 10 m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £ 593 m (December 2019: £ 252 m).

[2]

In H1 2020 , gross write-offs amounted to £ 643 m ( H1 201 9 : £ 627 m) and post write-off recoveries amounted to £ 1 m ( H1 2019 : £ 47 m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £ 642m ( H1 201 9 : £ 580 m).